Supplement Dated August 29, 2025
To The Initial Summary Prospectuses Dated April 28, 2025 For

ELITE ACCESS II®, PERSPECTIVE II®, and PERSPECTIVE ADVISORY II®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced initial summary prospectuses. Please read and keep it together with your initial summary prospectus for future reference. To obtain an additional copy of an initial summary prospectus, please contact us at our Jackson of NY Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

➢    Effective August 28, 2025, the following changes have been made to “Appendix A: (Funds Available Under the Contract)” of your initial summary prospectus, in order to reflect sub-adviser removals:

•For the JNL Multi-Manager Mid Cap Fund, Nuance Investments, LLC has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager International Small Cap Fund, Baillie Gifford Overseas Limited has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

•For the JNL Multi-Manager Small Cap Growth Fund, Victory Capital Management Inc. has been removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

➢ Effective August 29, 2025, the following change has been made to “Appendix A: (Funds Available Under the Contract)” of your initial summary prospectus, in order to reflect a sub-adviser appointment:

•For the JNL Multi-Manager U.S. Select Equity Fund, River Road Asset Management, LLC has been added as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)".

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(To be used with JMV23537NYISP 04/25, JMV21086NYISP 04/25, JMV21451NYISP 04/25, and JMV18691NYISP 04/25)

VPS00124 08/25